Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated
February 24, 2017

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Investment Advisor”:
Portfolio Managers
Christine D. Franquin, Principal of Vanguard. She has managed the Fund since
2013 (co-managed since 2016).
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has co-managed the
Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has managed the Fund since 2013
(co-managed since 2016). Education: B.A., Universitaire Faculteiten Sint-Ignatius
Antwerpen, Belgium; J.D., University of Liege, Belgium; M.S., Clark University.
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has been with
Vanguard since 2006, has worked in investment management since 2008, has managed investment portfolios since 2013, and has co-managed the Fund since
2017. Education: B.S., Millersville University.

CFA® is a registered trademark owned by CFA Institute.
© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 628 112017

Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information Dated February 24, 2017

Changes to Vanguard Total World Stock Index Fund

Scott Geiger replaces Michelle Louie as co-manager of Vanguard Total World Stock Index Fund. All references to
Michelle Louie are removed. The Fund’s investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following is added to the second paragraph under the heading
“1. Other Accounts Managed” on page B-41:
Scott Geiger co-manages Vanguard Total World Stock Index Fund; as of October 31, 2017, the Fund held assets of
$13.8 billion. As of October 31, 2017, Mr. Geiger also co-managed 19 other registered investment companies with total assets of $689 billion (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the last paragraph under the heading
“4. Ownership of Securities” on page B-42:
As of October 31, 2017, Mr. Perre owned shares of Vanguard Global ex-U.S. Real Estate Index Fund within the
$10,001–$50,000 range. As of October 31, 2017, the other named portfolio managers did not own any shares of the
Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 072A 112017